BUSINESS COMBINATIONS (Tables)	12 Months Ended
Feb. 02, 2018
Business Combinations [Abstract]
Fair Value of Consideration Transferred
The following table summarizes the consideration transferred to effect the EMC merger transaction:

Purchase Price
(in millions)
Consideration transferred:
Cash	$47,694
Expense and other (a)	968
Class V Common Stock (b)	10,041
Total consideration transferred	58,703
Non-controlling interests (c)	6,048
Less: Post-merger stock compensation expense (d)	(800)
Total purchase price to allocate	$63,951
____________________
(a) Expense and other primarily consists of cash payment for post-merger stock compensation expense, as described in footnote (d), and the value related to pre-merger services of EMC equity awards converted to deferred cash awards.

(b)
The fair value of the Class V Common Stock is based on the issuance of approximately 223 million shares with a per-share fair value of $45.07 (the opening share price of the Class V Common Stock on the NYSE on September 7, 2016, the first day of trading), which shares were intended to track the economic performance of approximately 65% of the Company's economic interest in the VMware business, as of the closing date of the EMC merger transaction.

(c)
Non-controlling interests in VMware, Inc. and Pivotal was $6.0 billion as of September 7, 2016. The fair value of the non-controlling interest related to VMware, Inc. was calculated by multiplying outstanding shares of VMware, Inc. common stock that were not owned by EMC by $73.28 (the opening share price of VMware, Inc. Class A common stock on the NYSE on September 7, 2016). The fair value of the non-controlling interest relating to Pivotal was calculated based on the fair value of Pivotal, the ownership percentage of the non-controlling interests, and a discount for lack of control related to the non-controlling interest.

(d)
Pursuant to the guidelines of ASC 805, a portion of the consideration related to accelerated EMC equity awards was recorded as post-merger day one stock compensation expense. This expense is attributable to post-merger services not rendered due to the acceleration.

Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The following table summarizes, as of February 2, 2018, the purchase price allocation to the assets acquired and the liabilities assumed in the EMC merger transaction (in millions):

Current assets:
Cash and cash equivalents	$10,080
Short-term investments	1,765
Accounts receivable	2,810
Short-term financing receivables	64
Inventories, net	1,993
Other current assets	903
Total current assets	17,615
Property, plant, and equipment	4,490
Long-term investments	4,317
Long-term financing receivables, net	65
Goodwill	31,539
Purchased intangibles	31,218
Other non-current assets	445
Total assets	$89,689
Current liabilities:
Short-term debt	$905
Accounts payable	728
Accrued and other	3,259
Short-term deferred revenue	4,954
Total current liabilities	9,846
Long-term debt	5,474
Long-term deferred revenue	3,469
Deferred tax liabilities	6,625
Other non-current liabilities	324
Total liabilities	25,738
Total net assets	$63,951

Pro Forma Financial Information
The following table provides unaudited pro forma results of operations for the period presented as if the transaction date had occurred on January 31, 2015, the first day of the fiscal year ended January 29, 2016.

Fiscal Year Ended
February 3, 2017
(in millions)
Total net revenue	$74,116
Net loss attributable to Dell Technologies Inc.	$(3,220)